3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: e) Inventory (Policies)	12 Months Ended
Dec. 31, 2019
Policies
e) Inventory

e)Inventory

Inventories consist of raw materials comprising the ingredients used to manufacture OTC pharmaceuticals, as well as the packaging for these products, and finished goods comprising Canadian generic pharmaceuticals. All inventories are recorded at the lower of cost on a weighted average basis and net realizable value. The stated value of all inventories includes purchase, shipping and freight, and quality control testing. A regular review is undertaken to determine the extent of any provision for obsolescence.